Share capital - Authorised, Issued, and Held in Reserve (Details) - R / shares	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital
Shares authorised	1,314,407,571	1,314,407,571	1,314,407,571
Shares issued	632,365,757	631,028,318	645,560,928	679,822,439
Unissued shares	682,041,814	683,379,253	668,846,643
Sasol ordinary shares of no par value
Disclosure of classes of share capital
Par value per share (in Rand per share)	R 0	R 0	R 0
Shares authorised	1,127,690,590	1,127,690,590	1,127,690,590
Shares issued	626,034,410	624,696,971	623,081,550
Unissued shares	501,656,180	502,993,619	504,609,040
Sasol preferred ordinary shares of no par value
Disclosure of classes of share capital
Par value per share (in Rand per share)	R 0	R 0	R 0
Shares authorised	28,385,646	28,385,646	28,385,646
Shares issued			16,085,199
Unissued shares	28,385,646	28,385,646	12,300,447
Sasol BEE ordinary shares of no par value
Disclosure of classes of share capital
Par value per share (in Rand per share)	R 0	R 0	R 0
Shares authorised	158,331,335	158,331,335	158,331,335
Shares issued	6,331,347	6,331,347	6,394,179
Unissued shares	151,999,988	151,999,988	151,937,156